Intangible assets - Goodwill reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in goodwill:
Carrying value at beginning of period	$ 848	$ 896
Exchange differences	54	(7)
Reclassification as held for sale	0	(41)
Carrying value at end of period	$ 902	$ 848